Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Consolidated Statements of Cash Flows [Abstract]
Fair value of assets acquired, cash acquired	$ 509	$ 6,501